Concentrations and Credit Risk (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer One [Member] | Revenues [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	17.00%	15.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	41.00%	66.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	17.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	44.00%	14.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Two [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	13.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Three [Member]
Concentrations and Credit Risk [Line Items]
Concentration risk percentage	13.00%